Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Amortization expenses for intangible assets amounted to nil and $19,219 for the six months ended June 30, 2025 and 2024, respectively.

During the six months ended June 30, 2024, an impairment loss amounted to $128,128 was recognized in research and development expenses as the Group considered that the carrying amount of an intangible asset related to a patented license for a lead project may not be recoverable.